Segmented Information	12 Months Ended
Oct. 31, 2021
Segmented Information
Segmented Information

23.	Segmented Information

Segments are identified by management based on the allocation of resources, which is done on a basis of selling channel rather than by legal entity. As such, the Company has established two main segments, being retail and wholesale, with a Corporate segment which includes oversight and startup operations of new entities until such time as revenue generation commences. The reportable segments are managed separately because of the unique characteristics and requirements of each business.

	Retail	Retail	Wholesale	Wholesale	Corporate	Corporate	Total	Total
For the year ended October 31,	2021	2020	2021	2020	2021	2020	2021	2020
	($)	($)	($)	($)	($)	($)	($)	($)
Total revenue	173,845	74,981	7,191	7,911	87	373	181,123	83,265
Gross profit	61,896	27,575	2,000	2,867	87	370	63,983	30,812
(Loss) income from operations	(3,018)	4,470	(1,153)	(800)	(14,503)	(3,579)	(18,674)	91

Total assets	223,296	46,678	7,807	5,972	15,112	17,161	246,215	69,811
Total liabilities	59,272	22,893	2,166	1,894	32,773	33,301	94,211	58,088
Goodwill	79,946	6,061	-	-	-	-	79,946	6,061
Impairment loss	2,733	705	-	-	-	-	2,733	705

	Canada	Canada	USA	USA	Europe	Europe	Total	Total
For the year ended October 31,	2021	2020	2021	2020	2021	2020	2021	2020
	($)	($)	($)	($)	($)	($)	($)	($)
Total revenue	150,469	72,690	19,947	-	10,707	10,575	181,123	83,265
Gross profit	49,806	25,972	9,288	-	4,889	4,840	63,983	30,812
(Loss) income from operations	(20,512)	269	439	(986)	1,399	808	(18,674)	91

Total assets	164,154	60,621	58,811	1,062	23,250	8,128	246,215	69,811
Total liabilities	81,722	55,471	8,475	806	4,014	1,811	94,211	58,088
Goodwill	39,238	15,400	28,962	-	11,746	2,627	79,946	18,027
Impairment loss	2,733	705	-	-	-	-	2,733	705